Other Income-Net (Schedule Of Other Income (Expense) Net From Continuing Operations) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other Income-Net [Abstract]
Market value gains related to deferred compensation trusts	$ 3,499	$ 799	$ 2,210
Loss on disposal of property and equipment	(347)	(441)	(425)
Interest Income	809	426	444
Other - net	162	(67)	39
Total other income	$ 4,123	$ 717	$ 2,268